COMMITMENTS	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS
21.	COMMITMENTS

Operating lease commitment

The Group has operating lease agreements principally for its office spaces in the PRC. These leases expire through 2014 and are renewable upon negotiation. Rental expense under operating leases for the years ended December 31, 2011 and 2012 and 2013 was $1,589, $2,443 and $2,864 respectively.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2014	$750
2015	96
2016	21

$867

Purchase commitments

As of December 31, 2013, purchase commitments were $1,262, mainly for services.